Intangible Assets (Details) - Schedule of Estimated Annual Amortization Expense - Dec. 31, 2022 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Schedule of Estimated Annual Amortization Expense [Abstract]
2023	¥ 6,961	$ 1,009
2024	6,961	1,009
2025	6,434	933
2026	5,688	825
2027	5,066	735
Thereafter	16,345	2,370
Total	¥ 47,455	$ 6,881